Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments
Schedule of financial instruments, measured at fair value, by level within the fair value hierarchy

	Fair Value Measurements (In thousands)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2016
Money market funds*	$91,172	$91,172	$—	$—
Bank time deposits**	471,346	—	471,346	—
Available-for-sale securities***	154,289	154,289	—	—

Total	$716,807	$245,461	$471,346	$—

As of December 31, 2017
Money market funds*	$198,659	$198,659	$—	$—
Bank time deposits**	1,406,957	—	1,406,957	—
Available-for-sale securities***	107,372	107,372	—	—

Total	$1,712,988	$306,031	$1,406,957	$—

*     Included in cash and cash equivalents on the Company’s consolidated balance sheets.

**   Included in cash and cash equivalents and short-term investments on the Company’s consolidated balance sheets.

*** Included in long-term investments on the Company’s consolidated balance sheets.

Schedule of concentration risk, by customers with more than 10% of the Company's net accounts receivable
	As of December 31, 2016	As of December 31, 2017

Customer
Customer A	12%	15%
Customer B	19%	15%